Other investments (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other investments
Impairments and downward adjustments	SFr (66)
Impairments and downward adjustments, Annual Amount	(12)	SFr (4)
Upward adjustments	147
Upward adjustments, Annual Amount	SFr 0	SFr 0